DETAILS OF CASH FLOWS (Tables)	12 Months Ended
Dec. 31, 2019
DETAILS OF CASH FLOWS
Schedule of items not involving current cash flows

Years ended December 31,	2019	2018
Straight-line rent amortization	$(5,074)	$(4,274)
Tenant incentive amortization	5,122	5,402
Unit-based compensation expense (note 11(b))	7,484	3,944
Fair value gains on investment properties	(245,442)	(354,707)
Depreciation and amortization	906	300
Fair value (gains) losses on financial instruments	(1,192)	562
Loss on sale of investment properties	3,045	6,871
Amortization of issuance costs relating to debentures and term loans	855	555
Amortization of deferred financing costs	312	497
Deferred income taxes	37,596	45,020
Other	(195)	1,040
	$(196,583)	$(294,790)

Schedule of changes in working capital balances

Years ended December 31,	2019	2018
Accounts receivable	$(3,670)	$(1,626)
Prepaid expenses and other	(906)	(475)
Accounts payable and accrued liabilities	(639)	5,788
Deferred revenue	1,800	(245)
Restricted cash	470	335
	$(2,945)	$3,777

Schedule of cash and cash equivalents

Years ended December 31,	2019	2018
Cash	$248,499	$534,975
Short-term deposits	50,178	123,271
	$298,677	$658,246